Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH AND CASH EQUIVALENTS [Abstract]
Cash on hand and at banks	$ 85,570	$ 157,975
Short-term deposits and highly liquid funds	77,842	89,581
Cash and cash equivalents	$ 163,412	$ 247,556	$ 187,831	$ 257,868